Health Care Medical Claims Payable (Tables)	12 Months Ended
Dec. 31, 2011
Health Care Medical Claims Payable Tables [Abstract]
Schedule of medical claims payable balance
(In millions)	2011	2010
Incurred but not yet reported	$952	$1,067
Reported claims in process	129	164
Other medical expense payable	14	15
Medical claims payable	$1,095	$1,246

Schedule of medical claims payable activity
(In millions)	2011	2010	2009
Balance at January 1,	$1,246	$921	$924
Less: Reinsurance and other amounts recoverable	236	206	211
Balance at January 1, net	1,010	715	713

Incurred claims related to:
Current year	8,308	8,663	6,970
Prior years	(126)	(93)	(43)
Total incurred	8,182	8,570	6,927
Paid claims related to:
Current year	7,450	7,682	6,278
Prior years	841	593	647
Total paid	8,291	8,275	6,925
Balance at December 31, net	901	1,010	715
Add: Reinsurance and other amounts recoverable	194	236	206
Balance at December 31,	$1,095	$1,246	$921